Quarterly Holdings Report
for
Fidelity® Series Sustainable Investment Grade Bond Fund
November 30, 2023
SGB-NPRT1-0124
1.9908955.100
Nonconvertible Bonds - 30.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.5%
TELUS Corp. 3.4% 5/13/32	35,000	29,896
Verizon Communications, Inc. 5.05% 5/9/33	63,000	61,998
		91,894
Entertainment - 0.4%
The Walt Disney Co. 2.65% 1/13/31	27,000	23,208
Media - 0.7%
Magallanes, Inc.:
4.279% 3/15/32	26,000	22,936
5.141% 3/15/52	27,000	21,580
		44,516
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.:
3.2% 3/15/27	12,000	11,186
4.55% 3/15/52	14,000	11,106
		22,292
TOTAL COMMUNICATION SERVICES		181,910
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.1%
General Motors Co. 5.4% 10/15/29	8,000	7,882
Specialty Retail - 1.6%
Lowe's Companies, Inc.:
3.75% 4/1/32	35,000	31,317
4.25% 4/1/52	25,000	19,629
The Home Depot, Inc. 3.25% 4/15/32	25,000	22,190
TJX Companies, Inc. 3.875% 4/15/30	23,000	21,509
		94,645
Textiles, Apparel & Luxury Goods - 0.4%
Tapestry, Inc. 3.05% 3/15/32	27,000	20,188
TOTAL CONSUMER DISCRETIONARY		122,715
CONSUMER STAPLES - 1.1%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (b)	29,000	19,124
Food Products - 0.8%
General Mills, Inc. 2.25% 10/14/31	55,000	44,154
TOTAL CONSUMER STAPLES		63,278
FINANCIALS - 9.5%
Banks - 4.9%
Bank of America Corp.:
2.456% 10/22/25 (c)	70,000	67,772
5.015% 7/22/33 (c)	43,000	40,857
Citigroup, Inc. 2.014% 1/25/26 (c)	68,000	64,806
JPMorgan Chase & Co.:
0.768% 8/9/25 (c)	60,000	57,788
4.912% 7/25/33 (c)	53,000	50,408
Santander Holdings U.S.A., Inc.:
5.807% 9/9/26 (c)	7,000	6,926
6.499% 3/9/29 (c)	5,000	5,050
		293,607
Capital Markets - 2.6%
Goldman Sachs Group, Inc.:
3.102% 2/24/33 (c)	21,000	17,315
3.615% 3/15/28 (c)	25,000	23,524
Morgan Stanley:
0.864% 10/21/25 (c)	67,000	63,812
4.889% 7/20/33 (c)	31,000	29,038
State Street Corp. 3.031% 11/1/34 (c)	25,000	21,575
		155,264
Consumer Finance - 0.4%
Ally Financial, Inc. 2.2% 11/2/28	27,000	22,115
Insurance - 1.6%
Equitable Financial Life Global Funding 1.3% 7/12/26 (b)	53,000	47,123
Marsh & McLennan Companies, Inc. 2.375% 12/15/31	57,000	46,448
		93,571
TOTAL FINANCIALS		564,557
HEALTH CARE - 2.6%
Biotechnology - 0.8%
Amgen, Inc. 3% 2/22/29	50,000	45,537
Health Care Providers & Services - 0.9%
Cigna Group 3.4% 3/15/51	28,000	19,157
Humana, Inc. 3.7% 3/23/29	37,000	34,598
		53,755
Pharmaceuticals - 0.9%
AstraZeneca Finance LLC 1.75% 5/28/28	27,000	23,775
Bristol-Myers Squibb Co. 2.95% 3/15/32	13,000	11,197
Zoetis, Inc. 2% 5/15/30	27,000	22,338
		57,310
TOTAL HEALTH CARE		156,602
INDUSTRIALS - 1.7%
Building Products - 0.4%
Carrier Global Corp.:
2.493% 2/15/27	25,000	22,897
5.9% 3/15/34 (b)	2,000	2,058
6.2% 3/15/54 (b)	2,000	2,114
		27,069
Industrial Conglomerates - 0.9%
Honeywell International, Inc. 1.75% 9/1/31	27,000	21,509
Trane Technologies Financing Ltd. 3.8% 3/21/29	35,000	32,998
		54,507
Machinery - 0.4%
Otis Worldwide Corp. 2.565% 2/15/30	27,000	23,109
TOTAL INDUSTRIALS		104,685
INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC/EMC Corp. 6.2% 7/15/30	21,000	21,855
Semiconductors & Semiconductor Equipment - 0.7%
Micron Technology, Inc. 2.703% 4/15/32	27,000	21,617
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.5% 5/11/31	27,000	21,868
		43,485
TOTAL INFORMATION TECHNOLOGY		65,340
MATERIALS - 0.4%
Chemicals - 0.4%
International Flavors & Fragrances, Inc. 2.3% 11/1/30 (b)	28,000	22,235
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc. 2% 5/18/32	42,000	31,714
Boston Properties, Inc. 2.45% 10/1/33	47,000	32,997
Corporate Office Properties LP 2% 1/15/29	29,000	22,947
Prologis LP 2.875% 11/15/29	38,000	33,274
WP Carey, Inc. 2.45% 2/1/32	42,000	32,422
		153,354
Real Estate Management & Development - 0.3%
CBRE Group, Inc. 2.5% 4/1/31	27,000	21,591
TOTAL REAL ESTATE		174,945
UTILITIES - 5.9%
Electric Utilities - 2.0%
Duke Energy Carolinas LLC 3.95% 11/15/28	33,000	31,467
Northern States Power Co. 2.25% 4/1/31	40,000	32,784
Oncor Electric Delivery Co. LLC 4.15% 6/1/32	25,000	23,143
Wisconsin Electric Power Co. 4.75% 9/30/32	31,000	30,028
		117,422
Independent Power and Renewable Electricity Producers - 1.3%
The AES Corp.:
1.375% 1/15/26	27,000	24,583
2.45% 1/15/31	64,000	51,646
		76,229
Multi-Utilities - 2.6%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	47,000	42,310
Dominion Energy, Inc. 2.25% 8/15/31	52,000	41,288
NiSource, Inc. 1.7% 2/15/31	54,000	41,923
Puget Energy, Inc. 4.224% 3/15/32	36,000	31,526
		157,047
TOTAL UTILITIES		350,698
TOTAL NONCONVERTIBLE BONDS (Cost $1,858,582)		1,806,965

U.S. Treasury Obligations - 41.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
3.625% 2/15/53	335,000	285,836
3.875% 2/15/43	180,000	160,559
4.125% 8/15/53	17,000	15,898
4.75% 11/15/53	34,000	35,344
U.S. Treasury Notes:
3.375% 5/15/33	175,000	161,711
3.5% 4/30/28	560,000	541,341
3.5% 4/30/30	100,000	95,148
3.5% 2/15/33	180,000	168,216
3.625% 5/15/26	265,000	259,368
3.75% 5/31/30	210,000	202,617
4% 6/30/28	60,000	59,187
4% 7/31/30	105,000	102,740
4.125% 7/31/28	175,000	173,544
4.125% 8/31/30	58,000	57,155
4.375% 11/30/30	63,000	63,039
4.5% 11/15/33	50,000	50,617
4.875% 10/31/30	20,000	20,600
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,574,191)		2,452,920

U.S. Government Agency - Mortgage Securities - 34.0%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.7%
2% 8/1/51	49,726	38,850
Freddie Mac - 0.3%
3% 5/1/51	24,426	20,782
Ginnie Mae - 6.6%
2% 12/1/53 (d)	50,000	40,378
2% 12/1/53 (d)	50,000	40,378
2% 12/1/53 (d)	25,000	20,189
2% 1/1/54 (d)	50,000	40,437
2.5% 12/1/53 (d)	25,000	20,890
2.5% 12/1/53 (d)	25,000	20,890
2.5% 1/1/54 (d)	50,000	41,831
3% 12/1/53 (d)	25,000	21,652
4% 12/1/53 (d)	100,000	92,147
5% 12/1/53 (d)	25,000	24,303
6.5% 12/1/53 (d)	5,000	5,084
6.5% 1/1/54 (d)	25,000	25,402
TOTAL GINNIE MAE		393,581
Uniform Mortgage Backed Securities - 26.4%
2% 12/1/38 (d)	125,000	109,335
2% 12/1/53 (d)	50,000	38,899
2% 12/1/53 (d)	50,000	38,899
2% 12/1/53 (d)	25,000	19,449
2% 12/1/53 (d)	50,000	38,899
2% 12/1/53 (d)	25,000	19,449
2% 12/1/53 (d)	25,000	19,449
2% 12/1/53 (d)	25,000	19,449
2% 12/1/53 (d)	50,000	38,899
2% 12/1/53 (d)	25,000	19,449
2% 12/1/53 (d)	50,000	38,899
2% 1/1/54 (d)	100,000	77,938
2% 1/1/54 (d)	50,000	38,969
2% 1/1/54 (d)	50,000	38,969
2.5% 12/1/53 (d)	100,000	81,102
2.5% 12/1/53 (d)	25,000	20,275
2.5% 12/1/53 (d)	25,000	20,275
2.5% 12/1/53 (d)	50,000	40,551
2.5% 12/1/53 (d)	50,000	40,551
2.5% 1/1/54 (d)	100,000	81,234
3% 12/1/53 (d)	50,000	42,211
3% 12/1/53 (d)	50,000	42,211
3% 12/1/53 (d)	25,000	21,105
3% 12/1/53 (d)	25,000	21,105
3% 12/1/53 (d)	50,000	42,211
3% 12/1/53 (d)	50,000	42,211
3% 1/1/54 (d)	50,000	42,268
3% 1/1/54 (d)	50,000	42,268
3% 1/1/54 (d)	50,000	42,268
3.5% 12/1/53 (d)	50,000	43,881
3.5% 12/1/53 (d)	50,000	43,881
3.5% 1/1/54 (d)	25,000	21,957
3.5% 1/1/54 (d)	50,000	43,914
4% 12/1/53 (d)	50,000	45,426
4% 12/1/53 (d)	75,000	68,139
5.5% 12/1/53 (d)	125,000	123,252
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,569,247
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,983,551)		2,022,460

Asset-Backed Securities - 4.2%
	Principal Amount (a)	Value ($)
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.8055% 7/16/34 (b)(c)(e) (Cost $244,191)	250,000	248,933

Money Market Funds - 19.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f) (Cost $1,185,234)	1,184,997	1,185,234

TOTAL INVESTMENT IN SECURITIES - 129.6% (Cost $7,845,749)	7,716,512
NET OTHER ASSETS (LIABILITIES) - (29.6)%	(1,764,626)
NET ASSETS - 100.0%	5,951,886

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 12/1/53	(50,000)	(40,378)
2.5% 12/1/53	(50,000)	(41,780)

TOTAL GINNIE MAE		(82,158)

Uniform Mortgage Backed Securities
2% 12/1/53	(100,000)	(77,797)
2% 12/1/53	(50,000)	(38,899)
2% 12/1/53	(50,000)	(38,899)
2% 12/1/53	(50,000)	(38,899)
2% 12/1/53	(25,000)	(19,449)
2% 12/1/53	(50,000)	(38,899)
2.5% 12/1/53	(100,000)	(81,102)
3% 12/1/53	(50,000)	(42,211)
3% 12/1/53	(50,000)	(42,211)
3% 12/1/53	(50,000)	(42,211)
3% 12/1/53	(50,000)	(42,211)
3.5% 12/1/53	(25,000)	(21,940)
3.5% 12/1/53	(50,000)	(43,881)
4% 12/1/53	(25,000)	(22,713)
5.5% 12/1/53	(50,000)	(49,301)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(640,623)

TOTAL TBA SALE COMMITMENTS (Proceeds $711,353)		(722,781)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $341,587 or 5.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	1,123,189	555,717	493,672	15,092	-	-	1,185,234	0.0%
Total	1,123,189	555,717	493,672	15,092	-	-	1,185,234

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities and Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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